TURNER FUNDS

                          TURNER SMALL CAP GROWTH FUND

                         SUPPLEMENT DATED JUNE 11, 2003
                    TO THE PROSPECTUS DATED JANUARY 31, 2003
                   AS AMENDED AND SUPPLEMENTED APRIL 15, 2003


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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Effective June 23, 2003, the Turner Small Cap Growth Fund (the "Fund") will reopen to new investors. The Fund had been closed to most new investors on August 29, 1997. Accordingly, page 8 of the Prospectus is hereby amended to delete any reference to the Fund being closed. In addition, the first paragraph under the section "Closing Funds to New Investors" on page 54 of the Prospectus is hereby deleted and replaced with the following:

     We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more money regardless of their capacity to find attractive investments. Turner and the Funds will not do this. A Fund will be closed to new investors (with the limited exceptions explained elsewhere in this Prospectus) once assets under management reach certain specified levels. For the Micro Cap Growth style, that level has been reached and the Micro Cap Growth Fund was closed to new investors on March 7, 2000. Similarly, Turner's Midcap Growth style (which includes the assets of the Midcap Growth Fund) will be closed when the assets Turner manages in the style are within the range of $6.2 billion and $8.3 billion. Turner and the Funds will also reopen investment styles should asset levels fall below capacity limits, and have twice done so. The Small Cap Growth Fund was closed to most new investors on August 29, 1997 and reopened on June 23, 2003 and the Small Cap Value Fund was closed to most new investors on December 28, 2001 and reopened on January 31, 2003. Existing shareholders of the Funds will be notified before any Fund is closed to new investors.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


TUR-FS1-030-14